CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Secured Long-term debt:
Total Secured Long-term debt	$ 12,096,552	$ 11,940,359
Obligations under finance leases	52,937	61,335
Obligation under Rocky Mountain transactions	29,862	27,945
Other	5,152	2,256
Patronage capital and membership fees	1,257,917	1,192,127
Subtotal	13,442,420	13,224,022
Less: long-term debt and finance leases due within one year	(384,426)	(322,102)
Less: unamortized debt issuance costs	(97,850)	(96,588)
Less: unamortized bond discounts on long-term debt	(22,710)	(17,554)
Total capitalization	12,937,434	12,787,778
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.38% at December 31, 2023) due in quarterly installments through 2048
Secured Long-term debt:
Secured Long-term debt	$ 2,663,385	2,758,753
Interest rate, average rate (as a percent)	3.38%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.38% at December 31, 2023) due in quarterly installments through 2048 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	1.03%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.38% at December 31, 2023) due in quarterly installments through 2048 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	8.21%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2023) due in quarterly installments through 2044
Secured Long-term debt:
Secured Long-term debt	$ 4,177,967	4,325,395
Interest rate, average rate (as a percent)	2.94%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2023) due in quarterly installments through 2044 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	1.44%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2023) due in quarterly installments through 2044 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	4.01%
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Secured Long-term debt	$ 300,000	300,000
Interest rate (as a percent)	5.534%
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Secured Long-term debt	$ 500,000	500,000
Interest rate (as a percent)	6.191%
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Secured Long-term debt	$ 400,000	400,000
Interest rate (as a percent)	5.95%
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Secured Long-term debt	$ 1,010	2,021
Interest rate (as a percent)	1.81%
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Secured Long-term debt	$ 450,000	450,000
Interest rate (as a percent)	5.375%
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Secured Long-term debt	$ 300,000	300,000
Interest rate (as a percent)	5.25%
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.20%
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.55%
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.25%
Public | First mortgage bonds payable: Series 2018A First Mortgage Bonds, 5.05% due 2048
Secured Long-term debt:
Secured Long-term debt	$ 500,000	500,000
Interest rate (as a percent)	5.05%
Public | First mortgage bonds payable: Series 2020A First Mortgage Bonds, 3.75% due 2048
Secured Long-term debt:
Secured Long-term debt	$ 450,000	450,000
Interest rate (as a percent)	3.75%
Public | First mortgage bonds payable Series 2022A First Mortgage Bonds, 4.50% due 2047
Secured Long-term debt:
Secured Long-term debt	$ 500,000	500,000
Interest rate (as a percent)	4.50%
Public | First mortgage bonds payable: Series 2022A First Mortgage Bonds 6.20% due 2053
Secured Long-term debt:
Secured Long-term debt	$ 400,000	0
Interest rate (as a percent)	6.20%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 1.50% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Secured Long-term debt	$ 212,760	212,760
Interest rate (as a percent)	1.50%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A, B Burke, Indexed put bonds - weekly reset, 4.61% due 2040 through 2045
Secured Long-term debt:
Secured Long-term debt	$ 91,645	91,645
Interest rate (as a percent)	4.82%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125%, due 2041 through 2045
Secured Long-term debt:
Secured Long-term debt	$ 200,000	200,000
Interest rate (as a percent)	4.125%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3, 2025, due 2041 through 2045
Secured Long-term debt:
Secured Long-term debt	$ 100,000	100,000
Interest rate (as a percent)	3.25%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series2017F Burke indexed put bonds-weekly reset, 5.07% due 2040 through 2045
Secured Long-term debt:
Secured Long-term debt	$ 99,785	$ 99,785
Interest rate (as a percent)	5.07%